COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

27.  COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2024, the Company has the following commitments to purchase certain data center equipment and construction-in-progress:

RMB
For the year ending December 31,
2025	3,782,036
2026	430,577
2027	5,976
2028	7,417
2029	376
2030 and thereafter	—
4,226,382

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2024, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

RMB
For the year ending December 31,
2025	781,071
2026	283,591
2027	164,957
2028	128,518
2029	1,717
2030 and thereafter	1,463
1,361,317

Income Taxes

As of December 31, 2024, the Company has recognized an accrual of RMB107,850 for unrecognized tax benefits and its interest (Note 21). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Securities Litigation

In January 2024, the Company and certain of its current and former executive officers were named as defendants in a putative securities class action lawsuit filed in the United States District Court for the Southern District of New York. The complaint alleges that the Company made materially false and/or misleading statements and/or failed to disclose certain material information concerning the founder, executive chairperson and interim Chief Executive Officer, Mr. Sheng Chen’s financing activities and the related impact on the Company’s business operations in violation of the U.S. securities laws. Motion-to-dismiss briefing for the amended complaint was completed on October 3, 2024 and a decision remains pending. At the date of issue of the consolidated financial statements, the Company is unable to predict the outcome of the lawsuit, or reasonably estimate a range of possible losses, if any, given the early stage of this lawsuit. Therefore, no contingent liability has been recorded by the Company as of December 31, 2024.

Operating Litigation

In the ordinary course of business, the Company may from time to time be involved in legal proceedings and litigations. As of December 31, 2024, the Company did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.